Employee and Personnel Costs - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits [Abstract]
Salaries and other remuneration	$ (151,444)	$ (109,847)	$ (62,769)
Social security costs	(24,241)	(19,158)	(11,376)
Share-based payments	(35,466)	(23,632)	(1,014)
Pension costs—defined contribution plans	(9,208)	(8,390)	(4,543)
Total employee benefits	(220,359)	(161,027)	(79,702)
Short-term employee benefits	(8,207)	(6,459)	(4,660)
Post-employment benefits	(638)	(766)	(652)
Share-based payments	(19,011)	(13,921)	(1,014)
Social security contributions	(3,780)	(2,521)	(1,331)
Total	$ (31,636)	$ (23,666)	$ (7,657)